Other Financial Liabilities - Summary of Detail of Finance Lease Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.90%	6.90%
Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 2,694,716	$ 2,166,275
Non-current finance lease liabilities	$ 11,615,107	$ 12,310,175
Enel Generacion Chile S.A. [Member] | Transelec S.A [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.50%	6.50%
Current finance lease liabilities	$ 2,486,296	$ 2,166,275
Non-current finance lease liabilities	$ 10,780,138	$ 12,310,175
Enel Generacion Chile S.A. [Member] | Marcelo Alberto Amar Basulto [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.06%	2.06%
Current finance lease liabilities	$ 17,304
Non-current finance lease liabilities	$ 282,168
Enel Generacion Chile S.A. [Member] | Productos Fernandez S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.09%	2.09%
Current finance lease liabilities	$ 37,260
Non-current finance lease liabilities	$ 549,960
Enel Generacion Chile S.A. [Member] | Empresa de Ferrocarriles del Estado [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.07%	1.07%
Current finance lease liabilities	$ 1,661
Non-current finance lease liabilities	$ 1,123
Enel Generacion Chile S.A. [Member] | Agricola el Bagual LTDA. [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.91%	1.91%
Current finance lease liabilities	$ 1,152
Non-current finance lease liabilities	$ 1,718
Enel Generacion Chile S.A. [Member] | Rentaequipos Tramaca S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	0.83%	0.83%
Current finance lease liabilities	$ 144,436
Enel Generacion Chile S.A. [Member] | Compañía de Leasing Tattersall S A. [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	0.83%	0.83%
Current finance lease liabilities	$ 6,607
Enel Generacion Chile S.A. [Member] | Less than 90 days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	776,738	$ 528,847
Enel Generacion Chile S.A. [Member] | Less than 90 days [Member] | Transelec S.A [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	606,973	528,847
Enel Generacion Chile S.A. [Member] | Less than 90 days [Member] | Marcelo Alberto Amar Basulto [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	4,067
Enel Generacion Chile S.A. [Member] | Less than 90 days [Member] | Productos Fernandez S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	12,399
Enel Generacion Chile S.A. [Member] | Less than 90 days [Member] | Empresa de Ferrocarriles del Estado [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	1,104
Enel Generacion Chile S.A. [Member] | Less than 90 days [Member] | Agricola el Bagual LTDA. [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	1,152
Enel Generacion Chile S.A. [Member] | Less than 90 days [Member] | Rentaequipos Tramaca S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	144,436
Enel Generacion Chile S.A. [Member] | Less than 90 days [Member] | Compañía de Leasing Tattersall S A. [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	6,607
Enel Generacion Chile S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	1,917,978	1,637,428
Enel Generacion Chile S.A. [Member] | More than 90 Days [Member] | Transelec S.A [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	1,879,323	1,637,428
Enel Generacion Chile S.A. [Member] | More than 90 Days [Member] | Marcelo Alberto Amar Basulto [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	13,237
Enel Generacion Chile S.A. [Member] | More than 90 Days [Member] | Productos Fernandez S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	24,861
Enel Generacion Chile S.A. [Member] | More than 90 Days [Member] | Empresa de Ferrocarriles del Estado [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	557
Enel Generacion Chile S.A. [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	2,701,315	2,307,082
Enel Generacion Chile S.A. [Member] | One to Two Years [Member] | Transelec S.A [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	2,647,907	2,307,082
Enel Generacion Chile S.A. [Member] | One to Two Years [Member] | Marcelo Alberto Amar Basulto [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	17,966
Enel Generacion Chile S.A. [Member] | One to Two Years [Member] | Productos Fernandez S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	33,755
Enel Generacion Chile S.A. [Member] | One to Two Years [Member] | Empresa de Ferrocarriles del Estado [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	1,123
Enel Generacion Chile S.A. [Member] | One to Two Years [Member] | Agricola el Bagual LTDA. [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	564
Enel Generacion Chile S.A. [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	2,873,388	2,457,043
Enel Generacion Chile S.A. [Member] | Two to Three Years [Member] | Transelec S.A [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	2,820,020	2,457,043
Enel Generacion Chile S.A. [Member] | Two to Three Years [Member] | Marcelo Alberto Amar Basulto [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	18,335
Enel Generacion Chile S.A. [Member] | Two to Three Years [Member] | Productos Fernandez S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	34,460
Enel Generacion Chile S.A. [Member] | Two to Three Years [Member] | Agricola el Bagual LTDA. [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	573
Enel Generacion Chile S.A. [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	5,366,687	2,616,750
Enel Generacion Chile S.A. [Member] | Three to Four Years [Member] | Transelec S.A [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	5,312,211	2,616,750
Enel Generacion Chile S.A. [Member] | Three to Four Years [Member] | Marcelo Alberto Amar Basulto [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	18,713
Enel Generacion Chile S.A. [Member] | Three to Four Years [Member] | Productos Fernandez S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	35,182
Enel Generacion Chile S.A. [Member] | Three to Four Years [Member] | Agricola el Bagual LTDA. [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	581
Enel Generacion Chile S.A. [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	55,014	4,929,300
Enel Generacion Chile S.A. [Member] | Four to Five Years [Member] | Transelec S.A [Member] | Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities		$ 4,929,300
Enel Generacion Chile S.A. [Member] | Four to Five Years [Member] | Marcelo Alberto Amar Basulto [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	19,097
Enel Generacion Chile S.A. [Member] | Four to Five Years [Member] | Productos Fernandez S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	35,917
Enel Generacion Chile S.A. [Member] | Over Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	618,703
Enel Generacion Chile S.A. [Member] | Over Five Years [Member] | Marcelo Alberto Amar Basulto [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	208,057
Enel Generacion Chile S.A. [Member] | Over Five Years [Member] | Productos Fernandez S.A [Member] | Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Non-current finance lease liabilities	$ 410,646